Earnings per share (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 253,780,000	€ 993,981,000	€ 524,529,418.074142	€ 1,272,536,000
Denominators:
Weighted average number of shares outstanding	303,456,178	306,355,571	305,048,922,000	306,404,051,000
Potentially dilutive shares	107,754.722643845	927,226	118,134,007.054101	946,366,000
Basic earnings per share (in dollars per share)	€ 0.84	€ 3.24	€ 1.72	€ 4.15313046889187
Fully diluted earnings per share (in dollars per share)	€ 0.84	€ 3.23	€ 1.72	€ 4.14034251985414